Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Schedule of Earnings Per Share
Basic and diluted earnings per share were calculated for the years ended December 31 as follows:

(in millions, except per share data and shares outstanding)	2023	2022	2021
Net income attributable to stockholder of UL Solutions	$260	$293	$224
Basic weighted average common shares outstanding	200,000,000	200,000,000	36,813,350
Effect of dilutive securities	—	—	—
Diluted weighted average common shares outstanding	200,000,000	200,000,000	36,813,350

Basic earnings per share attributable to stockholder of UL Solutions	$1.30	$1.47	$6.08
Diluted earnings per share attributable to stockholder of UL Solutions	$1.30	$1.47	$6.08
Basic and diluted earnings per share were calculated as follows:

	Six Months Ended June 30,
(in millions, except per share data)	2024	2023
Net income attributable to stockholders of UL Solutions	$157	$149
Basic weighted average common shares outstanding	200	200
Effect of dilutive securities	1	—
Diluted weighted average common shares outstanding	201	200

Basic earnings per share attributable to stockholders of UL Solutions	$0.79	$0.75
Diluted earnings per share attributable to stockholders of UL Solutions	$0.78	$0.75